Other Long Term Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other Long Term Liabilities
Pensions and other post-retirement benefits	$ 516	$ 508
Share-based compensation plans	328	334
Partnership liability	365	382
Emissions obligations	131	202
Other	76	76
Other long term liabilities	1,416	1,502
Distribution to partners	62	63
Distribution to partners, interest component	45	47
Distribution to partners, principal component	$ 17	$ 16